October 27, 2025

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Popular Income Plus Fund, Inc. (the “Fund”)

File Nos. 333-259162 and 811-23696

Ladies and Gentlemen:

On behalf of the Fund and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that the Fund’s Prospectus and Statement of Additional Information, each dated October 22, 2025, that would have been filed under paragraph (c) of Rule 497 of the Securities Act would not have differed from the Prospectus and Statement of Additional Information, each dated October 22, 2025, contained in Post-Effective Amendment No. 4 under the Securities Act and Amendment No. 9 under the Investment Company Act of 1940, as amended, to the Fund’s Registration Statement on Form N-1A, which was filed on October 22, 2025 (Accession No.0001398344-25-019595).

Sincerely,

/s/Angel M. Rivera
Angel M. Rivera
President